INCOME TAX - Schedule of deferred tax assets and liabilities and their movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	$ 648	$ (2,592)	$ (983)
Credit (charge) to profit or loss (Note 11.1)	(4,368)	3,183	(1,160)
Exchange adjustments	15	57	(9)
Acquisition of a subsidiary (Note 40)			(440)
Deferred tax liability, Ending balance	(3,705)	648	(2,592)
Accelerated tax depreciation
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	(1,808)	(2,360)	(74)
Credit (charge) to profit or loss (Note 11.1)	313	550	(1,833)
Exchange adjustments	(9)	2	(13)
Acquisition of a subsidiary (Note 40)			(440)
Deferred tax liability, Ending balance	(1,504)	(1,808)	(2,360)
Right-of-use assets
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	(42,427)	(50,978)	(52,948)
Credit (charge) to profit or loss (Note 11.1)	(7,706)	8,396	(89)
Exchange adjustments	2,281	155	2,059
Deferred tax liability, Ending balance	(47,852)	(42,427)	(50,978)
Lease liabilities
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	41,752	49,406	51,952
Credit (charge) to profit or loss (Note 11.1)	8,385	(7,555)	(487)
Exchange adjustments	(2,020)	(99)	(2,059)
Deferred tax liability, Ending balance	48,117	41,752	49,406
Tax losses
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	2,158	1,063	25
Credit (charge) to profit or loss (Note 11.1)	(783)	1,098	1,034
Exchange adjustments	(202)	(3)	4
Deferred tax liability, Ending balance	1,173	2,158	1,063
Others
Deferred tax assets and liabilities and their movements
Deferred tax liability, Beginning balance	973	277	62
Credit (charge) to profit or loss (Note 11.1)	(4,577)	694	215
Exchange adjustments	(35)	2
Deferred tax liability, Ending balance	$ (3,639)	$ 973	$ 277